Note 5 - Long-term Bank Loans (Tables)	6 Months Ended
Jun. 30, 2023
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
Borrower	December 31, 2022	June 30, 2023
Kamsarmax One Shipping Ltd. / Ultra One Shipping Ltd.	23,200,000	22,200,000
Kamsarmax Two Shipping Ltd.	11,950,000	14,000,000
Light Shipping Ltd. / Good Heart Shipping Ltd.	17,000,000	15,800,000
Eirini Shipping Ltd.	3,530,000	3,110,000
Blessed Luck Shipowners Ltd.	4,750,000	4,250,000
Areti Shipping Ltd.	2,400,000	1,600,000
Molyvos Shipping Ltd. / Santa Cruz Shipowners Ltd.	19,025,000	17,075,000
	81,855,000	78,035,000
Less: Current portion	(23,040,000)	(10,950,000)
Long-term portion	58,815,000	67,085,000
Deferred charges, current portion	181,913	203,600
Deferred charges, long-term portion	454,831	463,286
Long-term bank loans, current portion net of deferred charges	22,858,087	10,746,400
Long-term bank loans, long-term portion net of deferred charges	58,360,169	66,621,714

Schedule of Maturities of Long-Term Debt [Table Text Block]
To June 30:
2024	10,950,000
2025	13,150,000
2026	7,140,000
2027	29,970,000
Thereafter	16,825,000
Total	78,035,000